Other Intangible Assets, Net (Future Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Remainder of 2013	$ 205	$ 272
2014	261	260
2015	237	230
2016	185	181
2017	$ 120	$ 119